Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
OPERATING ACTIVITIES
Net income (loss)	$ (40,390,000)		$ 9,888,000	$ (41,687,000)	[1]	$ 36,668,000	[1]
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation	28,107,000		26,059,000	55,836,000		51,996,000		$ 107,419,000
Impairment	49,649,000			49,649,000
Amortization of contract intangibles / liabilities				(583,000)		(683,000)
Amortization of deferred revenue				(234,000)
Amortization of deferred debt issuance cost	758,000		852,000	1,355,000		1,452,000
Drydocking expenditure				(10,701,000)		(11,339,000)
Income tax expense	49,000		166,000	(196,000)		378,000
Income taxes paid		$ (377,000)		(414,000)		(66,000)
Unrealized (gain) loss on derivative instruments				729,000		(24,875,000)
Unrealized (gain) loss on foreign currency transactions				(43,000)		42,000
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties				(430,000)		1,107,000
Decrease (increase) in inventories				2,663,000		(341,000)
Decrease (increase) in other current assets				6,904,000		(6,007,000)
Decrease (increase) in accrued revenue						782,000
Increase (decrease) in trade accounts payable				2,626,000		1,889,000
Increase (decrease) in accrued expenses				3,226,000		2,654,000
Increase (decrease) prepaid charter				3,318,000		746,000
Increase (decrease) in amounts due to related parties				43,000		(292,000)
Net cash provided by operating activities				72,061,000		54,111,000
INVESTING ACTIVITIES
Additions to vessel and equipment				(2,744,000)		(1,030,000)
Net cash used in investing activities				(2,744,000)		(1,030,000)
FINANCING ACTIVITIES
Proceeds from long-term debt				240,000,000		132,000,000
Repayments of long-term debt				(286,078,000)		(118,137,000)
Payment of debt issuance cost				(2,466,000)		(828,000)
Cash distributions				(5,203,000)		(39,735,000)
Net cash used in financing activities				(53,747,000)		(26,700,000)
Effect of exchange rate changes on cash				(25,000)		(200,000)
Net increase (decrease) in cash and cash equivalents				15,545,000		26,181,000
Cash and cash equivalents at the beginning of the period		$ 47,579,000		47,579,000		62,293,000		62,293,000
Cash and cash equivalents at the end of the period	$ 63,124,000		$ 88,474,000	$ 63,124,000		$ 88,474,000		$ 47,579,000

[1]	Included in net income is interest paid amounting to $33.9 million and $13.3 million for the six months ended June 30, 2023 and 2022, respectively.